Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 64	$ 67
Domus Holdings Corp.[Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	4,450,000,000	4,450,000,000
Domus Holdings Corp.[Member] | Class A [Member]
Common stock, shares outstanding	105,000	0
Domus Holdings Corp.[Member] | Class B [Member]
Common stock, shares outstanding	200,426,906	200,430,906
Realogy Corporation [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100	100
Common stock, shares outstanding	100	100
Common stock, shares issued	100	100